S000068190 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iMGP SMALL COMPANY FUND | Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	0.01%	14.29%	24.74%	(13.39%)	19.66%